Financial Instruments (Details) - Schedule of sensitivity analysis of changes in exchange rate of dollar $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Increase at a rate of 5% [Member]
Financial Instruments (Details) - Schedule of sensitivity analysis of changes in exchange rate of dollar [Line Items]
Changes in exchange rate	$ 7,355
Increase at a rate of 10% [Member]
Financial Instruments (Details) - Schedule of sensitivity analysis of changes in exchange rate of dollar [Line Items]
Changes in exchange rate	14,710
Decrease at a rate of 5% [Member]
Financial Instruments (Details) - Schedule of sensitivity analysis of changes in exchange rate of dollar [Line Items]
Changes in exchange rate	(7,355)
Decrease at a rate of 10% [Member]
Financial Instruments (Details) - Schedule of sensitivity analysis of changes in exchange rate of dollar [Line Items]
Changes in exchange rate	$ (14,710)